Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Overseas Portfolio
September 30, 2025
VIPOVRS-NPRT3-1125
1.808774.121
Common Stocks - 98.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
JTC PLC (a)(b)	601,600	10,663,830
BELGIUM - 1.2%
Financials - 1.2%
Banks - 1.2%
KBC Group NV	221,971	26,438,383
CANADA - 1.2%
Information Technology - 1.2%
Software - 1.2%
Constellation Software Inc/Canada	8,595	23,332,427
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	13,095	1
Lumine Group Inc Subordinate Voting Shares (a)(c)	78,390	2,311,651

TOTAL CANADA		25,644,079
CHINA - 1.5%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Tencent Holdings Ltd	392,500	33,444,769
DENMARK - 2.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	111,800	6,225,210
Industrials - 1.5%
Air Freight & Logistics - 1.5%
DSV A/S	171,000	34,008,776
Materials - 0.5%
Chemicals - 0.5%
Novonesis Novozymes B Series B	182,900	11,193,116
TOTAL DENMARK		51,427,102
FRANCE - 9.9%
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 0.6%
Accor SA	288,800	13,664,345
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	10,400	25,433,680
LVMH Moet Hennessy Louis Vuitton SE	11,200	6,844,242
		32,277,922
TOTAL CONSUMER DISCRETIONARY		45,942,267

Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	234,800	20,458,891
Industrials - 4.5%
Aerospace & Defense - 4.5%
Safran SA	168,300	59,724,463
Thales SA	126,100	39,862,011
		99,586,474
Information Technology - 0.4%
IT Services - 0.4%
Alten SA	109,981	9,025,711
Materials - 2.0%
Chemicals - 2.0%
Air Liquide SA	215,912	44,986,696
TOTAL FRANCE		220,000,039
GERMANY - 12.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG	1,262,200	43,002,485
Financials - 5.5%
Capital Markets - 1.7%
Deutsche Boerse AG	137,539	36,831,725
Insurance - 3.8%
Allianz SE	111,886	47,073,423
Hannover Rueck SE	120,025	36,158,879
		83,232,302
TOTAL FINANCIALS		120,064,027

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	281,200	15,648,772
Industrials - 1.0%
Aerospace & Defense - 1.0%
MTU Aero Engines AG	49,800	22,855,020
Information Technology - 2.5%
Software - 2.5%
SAP SE	206,100	55,186,826
Materials - 0.9%
Construction Materials - 0.9%
Heidelberg Materials AG	92,100	20,818,811
TOTAL GERMANY		277,575,941
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd/Gandhinagar	1,760,882	18,849,179
INDONESIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	36,044,200	16,506,819
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	259,100	21,537,102
ITALY - 4.6%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	352,600	9,488,193
Financials - 3.1%
Banks - 3.1%
FinecoBank Banca Fineco SpA	805,999	17,416,341
Intesa Sanpaolo SpA	1,626,342	10,765,045
UniCredit SpA	530,619	40,377,511
		68,558,897
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(b)(c)	109,736	599,085
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	306,919	18,629,488
TOTAL HEALTH CARE		19,228,573

Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	90,300	4,132,531
TOTAL ITALY		101,408,194
JAPAN - 15.5%
Communication Services - 2.4%
Entertainment - 2.4%
Capcom Co Ltd	518,888	14,115,606
Nintendo Co Ltd	454,400	39,314,348
		53,429,954
Consumer Staples - 1.7%
Food Products - 1.7%
Ajinomoto Co Inc	1,334,200	38,250,467
Financials - 2.1%
Insurance - 2.1%
Tokio Marine Holdings Inc	1,121,800	47,478,114
Health Care - 1.8%
Health Care Equipment & Supplies - 1.8%
Hoya Corp	291,911	40,362,639
Industrials - 5.3%
Industrial Conglomerates - 2.4%
Hitachi Ltd	1,964,400	52,042,984
Machinery - 2.1%
Ebara Corp	464,100	10,578,951
Mitsubishi Heavy Industries Ltd	1,380,000	36,113,369
		46,692,320
Professional Services - 0.8%
BayCurrent Inc	298,200	17,524,322
TOTAL INDUSTRIALS		116,259,626

Information Technology - 2.2%
IT Services - 0.3%
TIS Inc	207,974	6,868,479
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	197,700	19,560,984
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	875,200	21,764,736
TOTAL INFORMATION TECHNOLOGY		48,194,199

TOTAL JAPAN		343,974,999
NETHERLANDS - 2.7%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
IMCD NV	56,926	5,881,389
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
ASM International NV	19,493	11,690,044
ASML Holding NV	43,837	42,749,276
		54,439,320
Software - 0.0%
Topicus.com Inc (c)	3,614	387,576
TOTAL INFORMATION TECHNOLOGY		54,826,896

TOTAL NETHERLANDS		60,708,285
SPAIN - 6.8%
Financials - 5.0%
Banks - 5.0%
Banco Santander SA	5,983,347	62,791,150
CaixaBank SA	4,415,200	46,632,970
		109,424,120
Utilities - 1.8%
Electric Utilities - 1.8%
Iberdrola SA	2,132,100	40,359,236
TOTAL SPAIN		149,783,356
SWEDEN - 1.4%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	541,224	10,198,540
Industrials - 0.9%
Machinery - 0.9%
Indutrade AB	837,165	19,189,774
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(e)	27,308	587,677
TOTAL SWEDEN		29,975,991
SWITZERLAND - 3.0%
Financials - 2.7%
Capital Markets - 0.9%
Partners Group Holding AG	15,130	19,643,056
Insurance - 1.8%
Zurich Insurance Group AG	55,290	39,520,372
TOTAL FINANCIALS		59,163,428

Health Care - 0.3%
Pharmaceuticals - 0.3%
Galderma Group AG	40,460	7,029,229
TOTAL SWITZERLAND		66,192,657
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd	1,042,600	45,303,143
UNITED KINGDOM - 16.1%
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 3.1%
Compass Group PLC	1,216,239	41,456,431
InterContinental Hotels Group PLC	232,000	28,051,216
		69,507,647
Consumer Staples - 1.2%
Tobacco - 1.2%
British American Tobacco PLC	508,000	27,019,153
Financials - 4.3%
Banks - 1.8%
NatWest Group PLC	5,644,700	39,870,511
Capital Markets - 2.5%
3i Group PLC	733,200	40,416,170
London Stock Exchange Group PLC	126,600	14,518,883
		54,935,053
TOTAL FINANCIALS		94,805,564

Industrials - 6.4%
Aerospace & Defense - 3.9%
BAE Systems PLC	933,500	25,985,308
Rolls-Royce Holdings PLC	3,735,600	60,047,012
		86,032,320
Professional Services - 1.6%
Intertek Group PLC	206,000	13,082,273
RELX PLC	467,435	22,333,502
		35,415,775
Trading Companies & Distributors - 0.9%
Diploma PLC	267,958	19,117,985
TOTAL INDUSTRIALS		140,566,080

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Halma PLC	548,400	25,445,239
TOTAL UNITED KINGDOM		357,343,683
UNITED STATES - 14.4%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (c)	15,500	10,819,000
Financials - 2.9%
Capital Markets - 0.3%
S&P Global Inc	15,455	7,522,103
Financial Services - 1.2%
Visa Inc Class A	76,500	26,115,570
Insurance - 1.4%
Marsh & McLennan Cos Inc	154,976	31,232,313
TOTAL FINANCIALS		64,869,986

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Alcon AG	269,750	20,080,881
Industrials - 5.4%
Building Products - 0.1%
Trane Technologies PLC	5,400	2,278,584
Commercial Services & Supplies - 1.5%
Waste Connections Inc	190,700	33,524,942
Electrical Equipment - 2.6%
Schneider Electric SE	202,100	56,885,516
Professional Services - 1.2%
Experian PLC	523,736	26,305,778
TOTAL INDUSTRIALS		118,994,820

Materials - 4.7%
Chemicals - 1.5%
Linde PLC	71,468	33,947,300
Construction Materials - 3.2%
Amrize Ltd	243,170	11,727,023
CRH PLC	271,700	32,576,830
Holcim AG	314,370	26,823,483
		71,127,336
TOTAL MATERIALS		105,074,636

TOTAL UNITED STATES		319,839,323
TOTAL COMMON STOCKS (Cost $1,447,531,884)		2,176,616,874

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $19,211,213)	4.21	19,207,372	19,211,213

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,466,743,097)	2,195,828,087
NET OTHER ASSETS (LIABILITIES) - 1.0%	21,448,433
NET ASSETS - 100.0%	2,217,276,520

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,574,566 or 0.6% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,262,915 or 0.5% of net assets.

(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $587,677 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	1,805,778

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	395,597,402	376,386,520	828,435	331	-	19,211,213	19,207,372	0.0%
Fidelity Securities Lending Cash Central Fund	-	32,647,196	32,647,196	32,354	-	-	-	-	0.0%
Total	-	428,244,598	409,033,716	860,789	331	-	19,211,213

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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